RETIREMENT AND POSTRETIREMENT BENEFITS (Details 6) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Benefits Expected to be Paid by the Company
Expected future benefit payments for 2013	73
Expected future benefit payments for 2014	78
Expected future benefit payments for 2015	83
Expected future benefit payments for 2016	88
Expected future benefit payments for 2017	93
Expected future benefit payments for 2018-2022	558
Pension
Pension and Other Postretirement Benefit Disclosures
Total contributions	97	72
Contributions expected to be paid in 2013	140
OPEB
Pension and Other Postretirement Benefit Disclosures
Total contributions	13	13
Contributions expected to be paid in 2013	13